UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.2%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	39,619,300
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,968,960

		43,588,260
Arizona 1.2%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,527,040
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,549,776
5.0%, 12/1/2037	8,405,000	8,019,628
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,129,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.25%, 7/1/2033 (a)	20,885,000	22,391,853

		51,617,297
Arkansas 0.3%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (b)	13,080,000	14,604,997
California 17.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (b)	705,000	850,568
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (b)	385,000	481,242
California, ABAG Finance Authority for Non-Profit Corp., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.26% **, 12/15/2032	1,000,000	1,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	14,358,110
Series F-1, 5.625%, 4/1/2044	11,500,000	12,957,165
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014 (b)	1,000,000	907,360
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,451,023
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Asset Backed, Series A, 5.0%, 6/1/2045 (b)	10,275,000	10,223,830
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,261,700
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,113,500
Series A, 6.0%, 7/1/2039	7,500,000	8,283,225
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,373,144
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	18,886,458
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	37,681,303
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	26,654
California, State General Obligation:
5.0%, 9/1/2032	10,000,000	10,194,500
6.25%, 11/1/2034	20,655,000	23,754,283
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (b)	25,000,000	27,112,250
5.0%, 3/1/2027	20,000,000	20,903,400
5.0%, 11/1/2027	15,000,000	15,796,800
5.0%, 6/1/2029 (b)	5,000,000	5,121,600
5.0%, 12/1/2031 (b)	1,045,000	1,060,435
5.125%, 11/1/2024	5,000,000	5,405,600
5.25%, 12/1/2021	10,215,000	11,369,193
6.0%, 4/1/2038	22,915,000	25,589,639
6.0%, 11/1/2039	50,000,000	56,078,000
6.5%, 4/1/2033	58,440,000	68,615,573
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,085,700
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,612,600
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,188,220
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (b)	11,540,000	11,862,543
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,525,193
Series A, 5.5%, 6/1/2022	1,400,000	1,459,724
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,539,875
Series C, 5.5%, 6/1/2020	5,000,000	5,242,150
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,823,600
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (b)	13,085,000	13,983,285
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015 (c)	10,000,000	9,498,900
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,441,200
Series A, ETM, Zero Coupon, 1/1/2018 (c)	21,890,000	18,808,107
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,533,100
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	9,000,000	9,801,630
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,349,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	26,193,000
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	3,867,233
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,222,620
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,735,040
Series B, 5.25%, 7/1/2039	12,000,000	12,551,280
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	889,280
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (b)	10,455,000	11,608,396
Series U, 5.0%, 8/15/2028 (b)	8,175,000	8,939,771
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,490,250
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (b)	1,000,000	935,030
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026 (b)	8,565,000	9,183,393
Series F, 5.0%, 5/1/2035	12,425,000	12,916,781
Series E, 6.0%, 5/1/2039	35,000,000	39,534,950
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,287,034
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series B, 5.0%, 11/1/2039	15,000,000	16,170,750
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,061,161

San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	4,664,900
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	31,017,952
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	12,323,603
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,746,820
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022 (b)	3,905,000	4,316,665

		760,267,341
Colorado 3.6%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016 (b)	5,000,000	3,875,850
Series A-1, 5.5%, 9/1/2024 (b)	4,000,000	4,130,320
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	13,399,950
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,249,120
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	34,845,000
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	9,779,663
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	17,625,485
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	5,842,720
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	14,012,873
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	23,429,350
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	4,204,550
Series A, 5.75%, 9/1/2014 (b)	14,700,000	16,131,633
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,046,440
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (b)	2,500,000	3,012,075

		156,585,029
Connecticut 0.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,078,740
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,682,847

		16,761,587
District of Columbia 0.3%
District of Columbia, Core City General Obligation, Series B3, 5.5%, 6/1/2012 (b)	690,000	743,654
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,256,300
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (b)	5,000,000	6,282,450

		12,282,404
Florida 5.1%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,161,060
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (b)	1,250,000	1,531,963
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (b)	2,000,000	1,533,840
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,376,891
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (b)	1,000,000	1,103,700
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	104,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, 0.25% **, 8/15/2034, Bank of America NA (d)	8,200,000	8,200,000
Lee County, FL, Airport Revenue, Series A, AMT, Prerefunded, 6.0%, 10/1/2020 (b)	2,820,000	2,859,677
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,039,310
Series A, 5.0%, 10/1/2040	1,000,000	1,046,740
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (b)	1,350,000	1,205,618
Miami Beach, FL, Stormwater Revenue, Prerefunded, 5.75%, 9/1/2017 (b)	725,000	732,250
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035 (b)	15,000,000	15,595,800
Series A, 5.5%, 10/1/2041	30,000,000	31,609,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022 (b)	20,000,000	21,729,800
Series A-1, 5.375%, 10/1/2035	1,000,000	1,054,080
Series A-1, 5.375%, 10/1/2041	19,290,000	20,222,671
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,012,220
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,821,016
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	3,656,030
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	18,945,074
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,454,000
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016 (b)	1,100,000	1,255,045
Series 2006-A, ETM, 6.25%, 10/1/2016 (b)	70,000	85,331
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (b)	6,500,000	7,008,950
Series A, 6.25%, 10/1/2018 (b)	500,000	588,740
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,151,340
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	2,830,000	3,449,827
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2040	11,895,000	12,420,402
6.5%, 7/1/2012 (b)	1,000,000	1,095,420
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	496,905
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013 (b)	3,770,000	4,224,888
5.75%, 10/1/2014 (b)	755,000	869,375
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (b)	110,000	138,047
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035 (b)	2,600,000	2,742,818
5.25%, 9/1/2035 (b)	3,000,000	3,200,610
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018 (b)	12,500,000	14,708,375
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (b)	1,005,000	1,197,387
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (b)	2,075,000	2,401,812
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (b)	3,165,000	2,896,260
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (b)	1,100,000	1,104,125

		222,030,597
Georgia 5.2%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.25% **, 8/1/2033, Bank of America NA (d)	2,775,000	2,775,000
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,409,350
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	15,347,280
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039 (b)	40,000,000	42,882,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (b)	10,000,000	10,655,000
Series B, 5.5%, 1/1/2033	4,000,000	4,242,120
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011 (b)	625,000	642,456
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,380,453
Series A, 5.5%, 2/15/2045	20,000,000	20,383,200
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	19,334,507
Series B, 5.0%, 3/15/2019	5,000,000	5,285,900
Series A, 5.0%, 3/15/2020	2,700,000	2,971,026
Series B, 5.0%, 3/15/2020	5,000,000	5,231,550
Series A, 5.0%, 3/15/2022	17,340,000	18,594,723
Series A, 5.5%, 9/15/2023	5,000,000	5,346,200
Series A, 5.5%, 9/15/2024	4,635,000	4,939,102
Series A, 5.5%, 9/15/2027	5,000,000	5,300,900
Series A, 5.5%, 9/15/2028	5,000,000	5,288,600
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (b)	18,700,000	21,266,949
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013 (b)	3,270,000	3,479,378
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (b)	35,000	35,723
Series Y, ETM, 6.4%, 1/1/2013 (b)	195,000	209,705
Series V, 6.5%, 1/1/2012 (b)	2,155,000	2,246,092
Series X, 6.5%, 1/1/2012 (b)	1,515,000	1,579,039
Series W, 6.6%, 1/1/2018 (b)	11,135,000	13,188,517
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (b)	195,000	240,084
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	665,000	679,763

		225,934,617
Hawaii 0.6%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	17,419,920
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	6,000,000	6,685,680

		24,105,600
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,444,457
Idaho, State University Foundation, Inc. Revenue, L.E. & Thelma Stephens Project, 0.29% **, 5/1/2021, Wells Fargo Bank NA (d)	1,115,000	1,115,000

		12,559,457
Illinois 11.3%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (b)	20,000,000	16,164,800
Series A, 5.375%, 1/1/2013 (b)	12,505,000	13,223,412
ETM, 6.25%, 1/1/2011 (b)	1,060,000	1,081,264
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025 (b)	13,985,000	15,129,532
Series B, 5.125%, 1/1/2015 (b)	1,960,000	2,213,506
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019 (b)	12,975,000	14,070,349
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	4,100,000	4,396,430
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	13,214,124
Series A, 6.0%, 1/1/2020 (b)	46,340,000	55,673,803
Series A, 6.25%, 1/1/2015 (b)	28,725,000	31,995,054
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,024,392
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (b)	1,600,000	1,708,368
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	6,194,552
Zero Coupon, 11/1/2018 (b)	5,165,000	4,040,270
Chicago, IL, Water Revenue, 5.0%, 11/1/2023 (b)	10,000,000	11,282,700
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (b)	18,560,000	22,486,739
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,791,280
Series A, 5.5%, 4/1/2044	5,500,000	5,839,515
Series D, 6.5%, 11/1/2038	4,085,000	4,673,934
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	15,792,960
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,466,388
5.5%, 4/1/2039	4,800,000	4,938,624
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	24,445,267
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series D-3, 6.25%, 8/15/2015	5,000,000	5,029,050
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,714,200
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,993,661
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,002,330
6.25%, 8/15/2013 (b)	1,855,000	2,011,562
Series A, 6.25%, 1/1/2015 (b)	11,565,000	12,627,130
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	883,947
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (b)	3,500,000	3,833,795
Series A, 5.25%, 2/1/2024 (b)	2,500,000	2,735,875
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (b)	5,000,000	5,584,000
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	16,843,474
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	8,240,100
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033 (b)	7,000,000	8,187,690
Series A, 6.7%, 11/1/2021 (b)	25,800,000	32,322,240
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (b)	1,590,000	1,640,180
6.25%, 12/15/2020 (b)	6,975,000	8,138,151
Series P, 6.5%, 6/15/2013	1,150,000	1,239,562
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	7,111,478
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	4,825,570
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	960,000	1,009,402
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	1,037,130
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	1,282,320
Series B, Zero Coupon, 1/1/2013 (b)	1,095,000	1,061,405
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (b)	1,885,000	2,440,792
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	5,444,998
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	5,365,193
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,962,950
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	625,000	627,525
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	4,104,876
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	2,419,910
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	11,519,326
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	9,596,014
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015 (b)	8,000,000	7,334,880

		489,017,979
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,495,329
Series B, 6.0%, 1/1/2012 (b)	1,750,000	1,868,720
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,830,665
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,824,606
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,641,647
ETM, 6.0%, 7/1/2011 (b)	1,445,000	1,509,226
ETM, 6.0%, 7/1/2012 (b)	1,535,000	1,679,448
ETM, 6.0%, 7/1/2013 (b)	1,620,000	1,842,838
ETM, 6.0%, 7/1/2014 (b)	1,720,000	2,026,074
ETM, 6.0%, 7/1/2015 (b)	1,825,000	2,199,314
6.0%, 7/1/2016 (b)	465,000	523,483
ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,850,759
6.0%, 7/1/2017 (b)	490,000	549,305
ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,994,460
6.0%, 7/1/2018 (b)	520,000	583,742
ETM, 6.0%, 7/1/2018 (b)	1,655,000	2,149,448
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,755,000	3,183,347
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	4,832,282
Series A, 7.25%, 6/1/2015	295,000	309,213
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (b)	450,000	466,578
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,979,400
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,848,100

		66,187,984
Kansas 0.1%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,258,270
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,699,244

		4,957,514
Kentucky 1.6%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (b)	9,110,000	9,783,502
Series C, 5.7%, 10/1/2013 (b)	5,495,000	6,042,741
Series C, ETM, 5.7%, 10/1/2013 (b)	2,750,000	3,136,485
Series C, 5.8%, 10/1/2014 (b)	3,420,000	3,778,587
Series C, Prerefunded, 5.8%, 10/1/2014 (b)	1,710,000	1,976,025
Series C, 5.85%, 10/1/2015 (b)	3,490,000	3,825,040
Series C, Prerefunded, 5.85%, 10/1/2015 (b)	1,745,000	2,019,105
Series C, 5.9%, 10/1/2016 (b)	4,330,000	4,695,149
Series C, Prerefunded, 5.9%, 10/1/2016 (b)	2,170,000	2,514,162
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,854,810
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (b)	4,500,000	4,923,315
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,250,950

		69,799,871
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,803,900
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,123,900
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,023,400

		27,951,200
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,076,241
Maryland 0.5%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,375,342
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	866,870
Series A, 5.0%, 12/1/2031	20,000,000	15,064,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,954,982

		23,261,594
Massachusetts 5.8%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,580,600
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.31% **, 7/1/2021	1,500,000	1,500,000
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014 (c)	5,500,000	6,311,965
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	335,000	349,298
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,520,000	4,145,880
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	630,000	765,570
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	20,499,450
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,614,310
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	26,056,845
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	30,745,728
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,307,914
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon School, 0.29% **, 10/1/2042, JPMorgan Chase Bank (d)	1,400,000	1,400,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,157,080
Series A, 5.625%, 1/1/2016 (b)	2,750,000	2,849,935
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	17,386,020
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,897,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,109,387
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (b)	3,025,000	3,030,929
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (b)	3,000,000	2,924,190
Series A, AMT, 5.5%, 1/1/2015 (b)	3,000,000	2,915,670
Series A, AMT, 5.5%, 1/1/2016 (b)	3,000,000	2,903,730
Massachusetts, State Water Resource Authority:
Series J, 5.5%, 8/1/2021 (b)	5,685,000	7,399,084
Series C, 6.0%, 12/1/2011	2,680,000	2,786,610
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	7,495,500
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020 (b)	34,315,000	44,142,130
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (c)	13,710,000	16,961,189

		250,236,114
Michigan 2.1%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,108,670
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.957% ***, 7/1/2032 (b)	6,375,000	4,307,269
Series B, 7.5%, 7/1/2033 (b)	10,000,000	12,301,400
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,723,954
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	2,865,300
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	7,515,946
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	4,560,000	4,563,922
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,206,559
Series I, 6.0%, 10/15/2038	9,000,000	10,026,000
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (b)	7,500,000	8,407,875
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,365,760
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,447,100
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,764,560
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	820,000	850,020

		89,454,335
Minnesota 0.5%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,438,780
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	4,008,820
Series A, ETM, 5.75%, 7/1/2018	6,760,000	8,466,832

		19,914,432
Mississippi 0.8%
Jackson County, MS, Port Facility Revenue, Chevron USA, Inc. Project, 0.21% **, 6/1/2023	4,000,000	4,000,000
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,407,343
Warren County, MS, Gulf Opportunity, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,122,400
Series A, 6.5%, 9/1/2032	7,420,000	8,272,781

		32,802,524
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,277,022
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,478,706
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,497,540
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,953,314

		17,206,582
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (b)	4,545,000	4,655,625
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,120,260
Series A, 5.5%, 2/1/2035	1,000,000	1,114,760
Series A, 5.5%, 2/1/2039	1,000,000	1,112,700

		3,347,720
Nevada 0.0%
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013 * (b)	5,000,000	845,400
Second Tier, 7.375%, 1/1/2040 *	15,000,000	30,000

		875,400
New Jersey 2.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,964,600
5.75%, 6/15/2034	2,455,000	2,429,640
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	7,140,000	7,607,813
Series A, 5.0%, 7/1/2023 (b)	8,845,000	9,381,892
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series V-1, 144A, 1.24% **, 3/1/2020, Allied Irish Bank PLC (d)	3,500,000	3,500,000
New Jersey, Economic Development Authority, Gas Facilities Revenue, NUI Corp., Series A, AMT, 0.23% **, 6/1/2026	8,000,000	8,000,000
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b)	5,000,000	6,018,550
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	530,000	539,471
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	966,610
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.75%, 6/15/2020 (b)	11,000,000	13,200,440
Series A, 6.0%, 12/15/2038	17,000,000	19,416,040
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	24,937,200
Series A, Zero Coupon, 12/15/2028	30,000,000	12,114,900
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,676,090
Series C-2005, 6.5%, 1/1/2016 (b)	1,210,000	1,484,113
Series C-2005, ETM, 6.5%, 1/1/2016 (b)	425,000	533,889

		118,771,248
New York 2.4%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (b)	11,860,000	13,311,664
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014 (b)	4,840,000	5,225,554
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,787,400
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,331,160
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,404,600
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	8,750,000	9,433,288
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,179,013
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022 (b)	12,600,000	13,788,936
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.28% **, 5/15/2037	1,400,000	1,400,000
New York, State Housing Finance Agency Revenue, Taconic West 17th Street, Series A, 0.26% **, 5/15/2039	1,725,000	1,725,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,490,500
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,584,168
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,036,500
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	9,000,000	9,497,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,435,824
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-1, 0.27% **, 6/15/2033	5,730,000	5,730,000
New York, NY, General Obligation:
Series A-5, 0.27% **, 8/1/2031, Bank of Nova Scotia (d)	685,000	685,000
Series A-6, 144A, 0.27% **, 8/1/2031, Landesbank Baden-Wurttemberg (d)	4,000,000	4,000,000
Series A, 6.5%, 5/15/2012	695,000	705,411
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,078,540

		104,830,078
North Carolina 1.6%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,645,530
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,673,796
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,314,800
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,722,173
Series B, 6.0%, 1/1/2022 (b)	18,775,000	23,213,598
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,919,810
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,766,194

		69,255,901
Ohio 1.5%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,056,220
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (b)	940,000	1,156,529
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,767,675
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	405,271
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Turbo:
Series A-2, 5.75%, 6/1/2034	13,275,000	10,222,414
Series A-2, 6.0%, 6/1/2042	7,000,000	5,292,210
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,119,447
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,040
Cleveland-Cuyahoga County, OH, Port Authority Educational Facility Revenue, Laurel School Project, 0.27% **, 4/1/2038, JPMorgan Chase Bank (d)	3,600,000	3,600,000
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	594,655
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	35,000	36,461
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (b)	320,000	386,608
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	1,001,000
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	548,475
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,622,148
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	971,925
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	518,905
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (b)	255,000	245,509
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	340,000	353,467
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	195,000	195,540
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (b)	1,040,000	1,072,282
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,188,070
Series B, 6.5%, 10/1/2020	2,250,000	2,799,090
Ohio, School District General Obligation, 6.0%, 12/1/2019 (b)	475,000	578,484
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035 (b)	7,500,000	7,838,775
Series 2010, 5.5%, 11/15/2030 (b)	4,000,000	4,280,600
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,751,920
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (b)	220,000	227,460
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025 (b)	1,000,000	1,001,640
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (b)	75,000	78,122
6.6%, 12/1/2016 (b)	200,000	239,924
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (b)	930,000	890,810

		67,042,676
Oklahoma 0.8%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,682,339
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	26,393,256

		36,075,595
Oregon 0.2%
Oregon, State Veterans Welfare, Series 89-B, AMT, 0.26% **, 12/1/2038	7,000,000	7,000,000
Pennsylvania 4.4%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013 (b)	9,400,000	9,968,136
Series A-1, AMT, 5.75%, 1/1/2014 (b)	10,500,000	11,293,170
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,422,568
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (b)	855,000	926,239
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	28,537,750
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,057,120
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (b)	3,700,000	3,060,899
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,007,410
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	630,000	662,319
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,798,200
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, Prerefunded, 6.0%, 1/15/2031	7,340,000	7,570,770
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,719,552
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	35,623,040
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	30,418,000
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,905,435
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,234,690
Series A, 5.25%, 1/1/2036	2,500,000	2,666,525
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (b)	1,050,000	1,124,476
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (b)	70,000	78,585
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	1,380,000	1,423,677
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	5,011,038

		192,509,599
Puerto Rico 5.4%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (b)	8,500,000	9,826,595
Series KK, 5.5%, 7/1/2016 (b)	10,000,000	11,612,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	47,528,800
Series A, 5.375%, 8/1/2039	13,650,000	14,418,495
Series A, 6.5%, 8/1/2044	35,000,000	39,817,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	12,645,535
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2017 (b)	6,000,000	6,733,080
Series A, 5.5%, 7/1/2019 (b)	1,400,000	1,588,902
Series A, 5.5%, 7/1/2020 (b)	13,250,000	14,886,375
Series A, 5.5%, 7/1/2021 (b)	6,000,000	6,714,540
6.0%, 7/1/2013 (b)	5,000,000	5,534,200
6.0%, 7/1/2014 (b)	10,000,000	11,279,600
6.0%, 7/1/2016 (b)	2,000,000	2,291,160
6.25%, 7/1/2013 (b)	1,850,000	2,060,326
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038 (b)	24,000,000	25,532,400
5.5%, 7/1/2028 (b)	19,545,000	22,025,847

		234,496,305
Rhode Island 1.3%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039 (c)	13,000,000	14,153,880
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,169,300
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,024,880
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,716,830

		57,064,890
South Carolina 1.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,741,650
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	1,971,712
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,106,672
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	4,681,260
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012 (b)	2,810,000	2,962,358
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	539,418
6.75%, 1/1/2019 (b)	2,065,000	2,616,417
ETM, 6.75%, 1/1/2019 (b)	1,460,000	1,944,194
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,889,900
Series A, 5.375%, 1/1/2028	2,500,000	2,872,200
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,990,000	3,096,833

		48,422,614
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,147,240
Tennessee 1.4%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,099,300
5.625%, 4/1/2038	4,550,000	4,707,111
5.75%, 4/1/2041	8,675,000	9,020,005
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	15,604,495
5.75%, 1/1/2014 (b)	2,000,000	2,213,660
6.25%, 1/1/2013 (b)	4,000,000	4,361,280
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,726,283
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	9,778,100
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,297,150
Series A, 5.25%, 9/1/2021	2,000,000	2,085,440

		62,892,824
Texas 7.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	2,962,180
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (e)	21,335,000	13,190,790
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	13,182,406
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,737,924
Series A, Zero Coupon, 2/15/2014	6,000,000	5,771,460
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	570,000	307,481
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,952,728
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (b)	3,910,000	3,318,300
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,811,100
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,137,839
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027 (b)	21,030,000	22,314,092
Series A, 5.5%, 7/1/2039	10,000,000	10,957,400
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022 (b)	30,000,000	33,647,400
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	4,991,600
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	4,245,557
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	20,514,200
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,960,395
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,161,403
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,605,170
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	10,654,800
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (b)	20,000,000	21,517,600
Texas, Electric Revenue:
Zero Coupon, 9/1/2017 (b)	5,880,000	4,800,079
ETM, Zero Coupon, 9/1/2017 (b)	120,000	103,531
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (b)	18,300,000	15,668,826
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,067,600
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.06% ***, 12/15/2026	19,800,000	13,519,836
Series D, 6.25%, 12/15/2026	20,000,000	22,404,000
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (b)	375,000	337,095
Texas, Other General Obligation, 7.0%, 9/15/2012	3,245,938	3,299,041
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,008,066
5.5%, 8/1/2025	2,750,000	2,968,515

		331,118,414
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	880,000	1,089,334
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,111
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	900,000	943,029
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	542,020

		2,599,494
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,522,770
Virginia 0.6%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (b)	5,500,000	6,639,050
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,412,290
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,055,066
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,206,502

		25,312,908
Washington 1.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	11,901,194
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (b)	6,725,000	5,632,591
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (b)	850,000	860,191
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (b)	4,000,000	4,542,960
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority, ETM, 5.8%, 11/1/2010 (b)	2,100,000	2,119,026
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	3,923,501
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (b)	5,240,000	5,323,368
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,364,590

		41,667,421
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	595,900
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,434,100

		3,030,000
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	218,420
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022 (b)	3,995,000	4,898,789
Series C, ETM, 6.25%, 1/1/2022 (b)	6,975,000	8,649,209
Series AA, ETM, 6.5%, 6/1/2011 (b)	2,820,000	2,950,312
Series AA, ETM, 6.5%, 6/1/2012 (b)	3,000,000	3,315,000
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	17,804,094
6.875%, 4/15/2030	14,000,000	14,643,580
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 0.3% **, 4/1/2028, US Bank NA (d)	1,600,000	1,600,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	8,153,880
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,130,200
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,952,205

		78,315,689

Total Municipal Bonds and Notes (Cost $3,742,830,823)		4,135,157,967
Municipal Inverse Floating Rate Notes (f) 13.7%
California 2.9%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (g)	10,700,000	11,395,115
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.828%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (g)	5,236,056	6,030,500
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (g)	3,742,268	4,310,066
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (g)	3,118,557	3,591,722
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.518%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (g)	15,620,000	17,266,192
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.45%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (g)	30,000,000	33,030,000
Trust: Los Angeles, CA, Series 3371-2, 144A, 18.95%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (g)	30,000,000	34,791,000
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.76%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (g)	14,997,001	16,276,951
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.477%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		126,691,546
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (g)	22,000,000	25,801,380
Trust: District of Columbia, Series 3369, 144A, 19.45%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.6%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (g)	30,130,000	34,415,229
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 42.164%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (b) (g)	3,740,000	3,974,013
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (b) (g)	3,915,000	4,159,963
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (b) (g)	4,122,500	4,380,446
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (b) (g)	4,317,500	4,587,648
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (b) (g)	16,470,000	17,500,535
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.311%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		69,017,834
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (g)	3,023,487	3,286,294
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (g)	3,300,848	3,587,763
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (g)	3,663,166	3,981,575
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.168%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		10,855,632
Massachusetts 1.4%
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (g)	7,825,000	8,706,346
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (g)	3,000,000	3,337,897
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (g)	2,750,000	3,059,738
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.652%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (b) (g)	20,000,000	22,408,400
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 41.36%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (b) (g)	20,000,000	22,408,400
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 41.36%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		59,920,781
Nevada 1.6%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (g)	6,252,645	6,735,996
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (g)	6,565,277	7,072,795
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (g)	6,372,122	6,864,709
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.473%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	16,118,519	18,126,015
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	16,841,398	18,938,925
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	10,876,807	12,231,468
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.141%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		69,969,908
New York 1.2%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (g)	27,925,000	30,643,003
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.561%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024 (b) (g)	19,425,000	22,052,138
Trust: New York, NY, Series 2008-1131, 144A, 9.152%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		52,695,141
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (g)	20,000,000	21,705,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.42%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.9%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (g)	8,725,000	10,163,399
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (g)	8,725,000	10,163,398
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.5%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)	6,032,233	6,476,810
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)	10,287,087	11,045,247
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.139%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		37,848,854
Tennessee 1.7%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (g)	21,793,305	24,513,509
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.505%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (g)	20,800,000	23,541,232
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.51%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (g)	21,610,075	24,154,987
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.518%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		72,209,728
Texas 1.1%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (g)	10,000,000	10,966,300
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.17%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (g)	3,000,000	3,355,591
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (g)	7,425,000	8,305,087
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (g)	6,540,000	7,315,188
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (g)	7,000,000	7,829,712
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.142%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (g)	10,000,000	11,430,900
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.02%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

		49,202,778

Total Municipal Inverse Floating Rate Notes (Cost $552,399,500)		595,918,582

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,295,230,323) †	108.9	4,731,076,549
Other Assets and Liabilities, Net	(8.9)	(386,502,200)

Net Assets	100.0	4,344,574,349

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	Zero Coupon	1/1/2013	5,000,000	2,983,584	845,400
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2040	15,000,000	14,314,437	30,000
				17,298,021	875,400

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2010.

***
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $4,286,957,564.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $444,118,985.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $485,809,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,690,253.

(a)	When-issued security.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	5.5
Assured Guaranty Corp.	0.9
Assured Guaranty Municipal Corp.	9.4
Financial Guaranty Insurance Co.	4.6
National Public Finance Guarantee Corp.	17.3
Radian Asset Assurance, Inc.	0.1
XL Capital Assurance	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	At August 31, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(d)	Security incorporates a letter of credit from the bank listed.
(e)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At August 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/11/2011 1/11/2014	240,000,0001	Fixed — 2.351%	Floating — LIBOR	(6,941,328)	—	(6,941,328)
5/12/2011 1/12/2014	240,000,0001	Fixed — 2.345%	Floating — LIBOR	(6,891,307)	—	(6,891,307)
5/25/2011 5/25/2023	36,000,0001	Fixed — 3.724%	Floating — LIBOR	(3,076,499)	—	(3,076,499)
5/18/2011 6/2/2027	49,000,0001	Fixed — 4.238%	Floating — LIBOR	(7,323,316)	—	(7,323,316)
8/3/2011 8/3/2027	9,800,0001	Fixed — 3.712%	Floating — LIBOR	(733,663)	—	(733,663)
5/19/2011 2/7/2028	47,500,0001	Fixed — 4.167%	Floating — LIBOR	(6,743,753)	—	(6,743,753)
5/21/2011 5/21/2028	29,000,0001	Fixed — 3.869%	Floating — LIBOR	(2,961,433)	—	(2,961,433)
6/29/2010 6/29/2029	5,150,0002	Fixed — 4.397%	Floating — LIBOR	(1,064,254)	—	(1,064,254)
3/8/2011 3/8/2030	9,750,0003	Fixed — 4.612%	Floating — LIBOR	(2,145,081)	—	(2,145,081)
10/30/2010 10/30/2031	13,000,0001	Fixed — 4.35%	Floating — LIBOR	(2,632,232)	—	(2,632,232)
10/30/2010 10/31/2031	16,000,0003	Fixed — 4.354%	Floating — LIBOR	(3,249,846)	—	(3,249,846)
Total unrealized depreciation on open interest rate swaps					(43,762,712)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(h)	$—	$4,731,076,549	$—	$4,731,076,549
Total	$—	$4,731,076,549	$—	$4,731,076,549
Liabilities
Derivatives(i)	$—	$(43,762,712)	$—	$(43,762,712)
Total	$—	$(43,762,712)	$—	$(43,762,712)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(43,762,712)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010